Accrued Charges	12 Months Ended
Dec. 31, 2013
Accruals Disclosure [Abstract]
Accrued Charges Disclosure [Text Block]

15. Accrued Charges

Accrued charges comprise the following:

	December 31, 2013	December 31, 2012

Insurance	$33,879	$29,040
Payroll and related costs	41,824	28,745
Franchise and royalty fees	9,127	8,653
Interest	876	2,737
Provincial, federal and state sales taxes	6,895	4,542
Acquisition holdbacks and acquisition related costs	2,668	27,834
Environmental surcharges	6,972	7,990
Property taxes	189	141
Share based compensation	7,854	3,730
Other	26,707	18,116
	$136,991	$131,528